Stock-based compensation (Details) (USD $)			6 Months Ended	1 Months Ended
	Jul. 31, 2011 2011 Plan	Jun. 30, 2012 2012 Plan	Jun. 30, 2012 2012 Plan Maximum	Apr. 30, 2011 Restricted stock purchase agreements Founder	Apr. 30, 2011 Restricted stock purchase agreements Three co-founders item	Apr. 30, 2011 Restricted stock purchase agreements Two co-founders item
Stock-based compensation
Shares authorized	939,199	2,132,875
Annual increase to the maximum number of shares (or other type of equity) approved (usually by shareholders and board of directors) for awards under the equity-based compensation plan			975,000
Annual increase to the maximum number of shares (or other type of equity) approved (usually by shareholders and board of directors) for awards under the equity-based compensation plan, as a percentage of the number of shares of the entity's common stock then outstanding			4.00%
Shares issued				3,509,634
Purchase price (in dollars per share)				$ 0.001
Number of co-founders					3	2
Percentage of shares vesting on the grant date					25.00%
Percentage of the then-unvested shares that vested in connection with the Preferred Stock financing						25.00%